UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07882

Name of Fund:  Master Enhanced Small Cap Series of
               Quantitative Master Series LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced Small Cap Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

Master Enhanced Small Cap Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2007 (Unaudited)

A Discussion With Your Fund's Portfolio Managers

During the six-month period, the Master Enhanced Small Cap Series of Quantitative Master Series LLC generated returns that were comparable to that offered by the benchmark S&P SmallCap 600 Index.

How did the portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2007, Master Enhanced Small Cap Series had a net total return of +8.52% (master level). For the same period, the benchmark Standard & Poor's (S&P) SmallCap 600 Index returned +8.56%. Positive performance from our stock-substitution strategies was offset slightly by negative performance in our stock-selection strategies.

Looking at our stock-selection strategies, positive contributors to performance included the short interest, external financing, turn-of-the-year and value signals. The primary detractors to performance were the earnings quality signal and risk control positions. With respect to our stock-substitution strategies, index rebalance trades, merger arbitrage trades and convertible bond arbitrage trades all generated positive performance during the period.

The S&P 600 Index increased more than 8% during the six-month period despite weakening economic growth, moderating corporate profits and a return to higher levels of market volatility.

In spite of some ominous headlines and talk of recession, the U.S. economy remained in fairly good shape during the reporting period. Economic activity did noticeably decelerate, as evidenced by the 0.7% gross domestic product (GDP) growth rate in the first quarter (the slowest rate of growth since 2002), but is expected to rebound in the second quarter and to be slightly below trend at around 2% to 2.5% for full-year 2007. Corporate earnings growth remained strong (although weaker than last year). The labor market stayed firm, with the unemployment rate at the low end of its historical range, albeit the second quarter saw some slowing. This has helped consumer spending, which has remained resilient despite higher gasoline prices and a sagging U.S. housing market. Outside the United States, particularly in emerging markets such as China and India, as well as in Europe, economic growth levels remained robust. Economic growth outside the U.S. has been instrumental in supporting both the boom in U.S. exports and the resilience in profit growth, and has provided stimulus for improved business investment levels.

For its part, the Federal Reserve Board (Fed) left the target federal funds rate unchanged at 5.25% throughout the semi-annual period as economic growth moderated and core inflation figures improved slightly. The decision at its latest meeting, held on June 28, marked the eighth consecutive pause since August 2006.

Turning to the equity markets, 2007 began much as 2006 ended, with economic statistics continuing to paint a mixed picture and with stock prices continuing the rally that started in the summer of 2006. Volatility prevailed in the first quarter as analyst predictions for slowing corporate profit growth, rising oil prices, inflationary pressures and a deteriorating housing market dampened investor enthusiasm. Fears of a possible recession and fallout in the subprime mortgage industry intensified the negative sentiment. Then, at the end of February, a 10% correction in the Chinese equity market sparked a global sell-off that unwound earlier gains and marked the end of a significant, and seemingly unstoppable, multi-month advance. The Dow Jones Industrial Average plunged 416 points on February 27, and in the week that followed, U.S. stocks registered their most significant one-week decline in four years.

U.S. equity markets rebounded shortly after. Surging corporate deal activity ($1 trillion to date, largely in the form of mergers and acquisitions, leveraged buyouts and share buybacks), solid global growth and an easing of inflation pressures were the primary forces behind an uninterrupted, multi-week stock market rally. Notably, the S&P 500 Index reached a new record high in late May. However, June proved to be more difficult, with stocks recording their worst monthly performance since the February retrenchment. Renewed concerns over problems in the subprime mortgage market and the risk born of complexities inherent in collateralized debt and loan obligations were the primary catalysts for the weakness. The fear was that these credit-related issues would prolong the slump in U.S. housing, stalling any robust consumer recovery. At the same time, investors struggled to digest rising long-term bond yields (which reached their highest level in five years), inflationary pressures and changing expectations with respect to Fed monetary policy.

Ultimately, equities did experience some consolidation at the end of the second quarter, but quarterly and year-to-date gains were still quite respectable. The Dow Jones Industrial Average climbed more than 1,000 points during the second quarter to 13,408, advancing 9.11% in its best quarter in three and a half years. On a year-to-date basis, the Dow was up 8.76%. The broader market S&P 500 Index ended the quarter at 1,503, gaining 6.28% for the quarter and 6.96% year-to-date.

For the six-month period, small cap stocks, as measured by the S&P 600 Index, outperformed large cap stocks, but trailed mid caps. The large cap S&P 500 Index returned +6.96% for the period, while the S&P MidCap 400 Index returned +11.98%. In terms of sector performance, nine of the 10 S&P 600 sectors posted positive returns for the six-month period. Financials was the only sector in negative territory, with a return of -9.24%. The top performer was materials, which was up 19.47%, followed by industrials and energy, with respective returns of +17.93% and +17.89%. At the bottom, in addition to financials, were utilities and consumer discretionary, which returned +0.50% and +2.72%, respectively, for the period.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the S&P SmallCap 600 Index, we purchased and sold securities to maintain the Series' objective of tracking the risks and return of the benchmark.

We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index. The goal of our stock-selection process is to use quantitative techniques to determine whether a stock might outperform or underperform the market. We analyze each security by using quantitative screens that provide signals that ultimately inform our investment decisions. These signals may include earnings quality, valuations, earnings surprises, external financing, short interest and price momentum factors, among others.

We also apply stock-substitution strategies opportunistically as a value-added trading strategy. Our goal is to take advantage of temporary price strength in a security that might result from a corporate acquisition, corporate restructuring or index composition change. We also might employ convertible bond substitution when opportunities exist, taking a position in a company's convertible securities -- bonds that can be exchanged for shares of stock, in certain situations -- as a cheaper alternative to buying its equity shares.

During the second quarter, we increased the portfolio's exposure to the price momentum signal and reduced its exposure to the turn-of-the-year signal. In the third quarter, we intend to introduce the capital investment signal that is to be used in conjunction with the current external financing signal.

How would you characterize the portfolio's position at the close of the period?

In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Leon Roisenberg
Co-Portfolio Manager

Jeffrey L. Russo, CFA
Co-Portfolio Manager

July 24, 2007

Portfolio Information as of June 30, 2007
--------------------------------------------------------------------------------
                                                                      Percent of
                                                                      Long-Term
Sector Representation                                                Investments
--------------------------------------------------------------------------------
Industrials                                                            18.3%
Information Technology                                                 17.5
Consumer Discretionary                                                 16.1
Financial Services                                                     15.9
Health Care                                                            11.8
Energy                                                                  5.6
Materials                                                               5.3
Utilities                                                               4.0
Consumer Staples                                                        3.3
Telecommunication Services                                              0.4
Other*                                                                  1.8
--------------------------------------------------------------------------------
*     Includes portfolio holdings in exchange-traded funds.
o For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine sector sub-classifications for reporting ease.

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007 (Unaudited)

                                     Shares
Industry                               Held  Common Stocks                                                   Value
----------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.4%           15,200  AAR Corp. (b)                                              $      501,752
                                      5,100  Applied Signal Technology, Inc.                                    79,611
                                     11,100  Armor Holdings, Inc. (b)                                          964,257
                                     11,150  Ceradyne, Inc. (b)                                                824,654
                                      6,500  Cubic Corp.                                                       196,170
                                     18,200  Curtiss-Wright Corp.                                              848,302
                                     10,400  EDO Corp.                                                         341,848
                                     13,800  Esterline Technologies Corp. (b)                                  666,678
                                     17,325  Moog, Inc. Class A (b)                                            764,206
                                     17,300  Teledyne Technologies, Inc. (b)                                   794,935
                                      9,100  Triumph Group, Inc.                                               595,777
                                                                                                        --------------
                                                                                                             6,578,190
----------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.5%        1,695  Atlas Air Worldwide Holdings, Inc. (b)                             99,903
                                     22,400  EGL, Inc. (b)                                                   1,041,152
                                      3,000  HUB Group, Inc. Class A (b)                                       105,480
                                                                                                        --------------
                                                                                                             1,246,535
----------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%                      15,400  Frontier Airlines Holdings, Inc. (b)                               86,240
                                     14,100  Mesa Air Group, Inc. (b)                                           93,201
                                     45,400  SkyWest, Inc.                                                   1,081,882
                                                                                                        --------------
                                                                                                             1,261,323
----------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                7,700  Drew Industries, Inc. (b)                                         255,178
                                     11,900  Standard Motor Products, Inc.                                     178,857
                                                                                                        --------------
                                                                                                               434,035
----------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                    6,742  Monaco Coach Corp.                                                 96,748
                                     17,700  Winnebago Industries, Inc.                                        522,504
                                                                                                        --------------
                                                                                                               619,252
----------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.8%                  3,100  Arqule, Inc. (b)                                                   21,855
                                     17,800  Digene Corp. (b)                                                1,068,890
                                     14,200  Martek Biosciences Corp. (b)                                      368,774
                                     23,514  Regeneron Pharmaceuticals, Inc. (b)                               421,371
                                     23,856  Savient Pharmaceuticals, Inc. (b)                                 296,292
                                      6,400  Tanox, Inc. (b)                                                   124,224
                                                                                                        --------------
                                                                                                             2,301,406
----------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%             11,700  Apogee Enterprises, Inc.                                          325,494
                                     16,000  Griffon Corp. (b)                                                 348,480
                                     38,400  Lennox International, Inc.                                      1,314,432
                                     19,400  Simpson Manufacturing Co., Inc.                                   654,556
                                     18,000  Universal Forest Products, Inc.                                   760,680
                                                                                                        --------------
                                                                                                             3,403,642
----------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.9%                9,800  Blackstone Group LP (b)                                           286,846
                                      5,000  FBR Capital Markets Corp. (b)                                      84,500
                                     16,400  Investment Technology Group, Inc. (b)                             710,612
                                     58,200  LaBranche & Co., Inc. (b)                                         429,516
                                     15,300  Piper Jaffray Cos. (b)                                            852,669
                                     10,100  SWS Group, Inc.                                                   218,362
                                                                                                        --------------
                                                                                                             2,582,505
----------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                     10,000  Arch Chemicals, Inc.                                              351,400
                                     19,800  H.B. Fuller Co.                                                   591,822
                                      5,500  Huntsman Corp.                                                    133,705
                                     12,200  OM Group, Inc. (b)                                                645,624
                                      1,700  Omnova Solutions, Inc. (b)                                         10,285
                                      2,100  Penford Corp.                                                      57,309
                                     26,400  PolyOne Corp. (b)                                                 189,816
                                      1,100  Quaker Chemical Corp.                                              25,960
                                     19,875  Schulman A, Inc.                                                  483,559
                                      1,200  The Scotts Miracle-Gro Co.                                         51,528

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007

                                     Shares
Industry                               Held  Common Stocks                                                   Value
----------------------------------------------------------------------------------------------------------------------
                                      4,606  Terra Industries, Inc. (b)                                 $      117,085
                                     10,700  Tronox, Inc. Class B                                              150,335
                                                                                                        --------------
                                                                                                             2,808,428
----------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.8%               7,700  Alabama National Bancorp.                                         476,168
                                     20,000  Boston Private Financial Holdings, Inc.                           537,400
                                     11,700  Cascade Bancorp                                                   270,621
                                     18,900  Chittenden Corp.                                                  660,555
                                     18,800  Community Bank System, Inc.                                       376,376
                                     29,520  East-West Bancorp, Inc.                                         1,147,738
                                     61,240  First BanCorp                                                     673,028
                                     10,100  First Commonwealth Financial Corp.                                110,292
                                      1,000  First Indiana Corp.                                                22,120
                                      3,600  First Midwest Bancorp, Inc.                                       127,836
                                      9,315  First Republic Bank                                               499,843
                                     10,600  Frontier Financial Corp.                                          238,818
                                     25,800  Glacier Bancorp, Inc.                                             525,030
                                     21,800  Hanmi Financial Corp.                                             371,908
                                     37,200  Irwin Financial Corp.                                             556,884
                                      2,950  Nara Bancorp, Inc.                                                 46,994
                                     10,670  Prosperity Bancshares, Inc.                                       349,549
                                     17,400  Provident Bankshares Corp.                                        570,372
                                     13,300  Signature Bank (b)                                                453,530
                                      2,200  The South Financial Group, Inc.                                    49,808
                                     18,100  Sterling Bancshares, Inc.                                         204,711
                                     25,116  Sterling Financial Corp.                                          726,857
                                     27,800  Susquehanna Bancshares, Inc.                                      621,886
                                     48,400  UCBH Holdings, Inc.                                               884,268
                                     26,265  Umpqua Holdings Corp.                                             617,490
                                     19,100  United Bankshares, Inc.                                           607,380
                                     17,100  United Community Banks, Inc.                                      442,719
                                      8,500  Whitney Holding Corp.                                             255,850
                                     13,400  Wintrust Financial Corp.                                          587,590
                                                                                                        --------------
                                                                                                            13,013,621
----------------------------------------------------------------------------------------------------------------------
Commercial Services &                18,100  ABM Industries, Inc.                                              467,161
Supplies - 3.4%                      10,300  Administaff, Inc.                                                 344,947
                                      8,000  Angelica Corp.                                                    168,640
                                     20,400  Bowne & Co., Inc.                                                 398,004
                                      1,600  Brady Corp.                                                        59,424
                                      2,000  CDI Corp.                                                          64,400
                                      3,200  Consolidated Graphics, Inc. (b)                                   221,696
                                      7,800  G&K Services, Inc. Class A                                        308,178
                                      7,200  Heidrick & Struggles International, Inc. (b)                      368,928
                                     15,100  Interface, Inc. Class A                                           284,786
                                     37,200  Labor Ready, Inc. (b)                                             859,692
                                     23,200  School Specialty, Inc. (b)                                        822,208
                                     64,300  Spherion Corp. (b)                                                603,777
                                     46,600  Tetra Tech, Inc. (b)                                            1,004,230
                                     13,700  United Stationers, Inc. (b)                                       912,968
                                      9,000  Viad Corp.                                                        379,530
                                      1,900  Volt Information Sciences, Inc. (b)                                35,036
                                     23,575  Waste Connections, Inc. (b)                                       712,908
                                     26,700  Watson Wyatt Worldwide, Inc.                                    1,347,816
                                                                                                        --------------
                                                                                                             9,364,329
----------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.9%      30,600  3Com Corp. (b)                                                    126,378
                                     44,400  Arris Group, Inc. (b)                                             780,996
                                        800  Audiovox Corp. Class A (b)                                         10,376

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007

                                     Shares
Industry                               Held  Common Stocks                                                   Value
----------------------------------------------------------------------------------------------------------------------
                                     13,700  Avaya, Inc. (b)                                            $      230,708
                                      7,800  Bel Fuse, Inc.                                                    265,434
                                     10,300  Black Box Corp.                                                   426,214
                                      3,600  Blue Coat Systems, Inc. (b)                                       178,272
                                     20,100  C-COR, Inc. (b)                                                   282,606
                                     12,100  Comtech Telecommunications Corp. (b)                              561,682
                                      6,500  Comverse Technology, Inc. (b)                                     135,525
                                      2,500  Digi International, Inc. (b)                                       36,850
                                     13,700  Ditech Networks, Inc. (b)                                         112,203
                                     32,500  Harmonic, Inc. (b)                                                288,275
                                      3,900  Infinera Corp. (b)                                                 97,188
                                     14,400  Inter-Tel, Inc.                                                   344,592
                                      2,800  Limelight Networks, Inc. (b)                                       55,384
                                     11,200  NETGEAR, Inc. (b)                                                 406,000
                                      2,500  Network Equipment Technologies, Inc. (b)                           23,850
                                        200  PC-Tel, Inc. (b)                                                    1,750
                                      8,000  Symmetricom, Inc. (b)                                              67,200
                                     11,300  Tollgrade Communications, Inc. (b)                                119,215
                                     22,300  Viasat, Inc. (b)                                                  715,830
                                                                                                        --------------
                                                                                                             5,266,528
----------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.4%        2,133  Avid Technology, Inc. (b)                                          75,402
                                      9,600  Komag, Inc. (b)                                                   306,144
                                      8,100  Novatel Wireless, Inc. (b)                                        210,762
                                      4,600  Stratasys, Inc. (b)                                               216,108
                                      7,600  Synaptics, Inc. (b)                                               272,004
                                                                                                        --------------
                                                                                                             1,080,420
----------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.2%    20,000  EMCOR Group, Inc. (b)(f)                                        1,458,000
                                     31,100  The Shaw Group, Inc. (b)                                        1,439,619
                                      8,400  URS Corp. (b)                                                     407,820
                                                                                                        --------------
                                                                                                             3,305,439
----------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.5%        16,200  Texas Industries, Inc.                                          1,270,242
----------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.6%              12,200  Cash America International, Inc.                                  483,730
                                     11,900  First Cash Financial Services, Inc. (b)                           278,936
                                      6,400  PHH Corp. (b)                                                     199,744
                                     52,100  Rewards Network, Inc. (b)                                         212,047
                                      4,600  SLM Corp.                                                         264,868
                                        700  Student Loan Corp.                                                142,730
                                                                                                        --------------
                                                                                                             1,582,055
----------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.7%        32,200  AptarGroup, Inc.                                                1,145,032
                                      1,684  Greif, Inc.                                                       100,383
                                     10,240  Myers Industries, Inc.                                            226,406
                                     11,300  Rock-Tenn Co. Class A                                             358,436
                                                                                                        --------------
                                                                                                             1,830,257
----------------------------------------------------------------------------------------------------------------------
Distributors - 0.3%                  14,560  Brightpoint, Inc. (b)                                             200,782
                                     33,300  Building Material Holding Corp.                                   472,527
                                      3,400  Keystone Automotive Industries, Inc. (b)                          140,658
                                                                                                        --------------
                                                                                                               813,967
----------------------------------------------------------------------------------------------------------------------
Diversified Consumer                 14,500  Bright Horizons Family Solutions, Inc. (b)                        564,195
Services - 1.2%                         900  CPI Corp.                                                          62,550
                                     26,800  Coinstar, Inc. (b)                                                843,664
                                      8,500  Laureate Education, Inc. (b)                                      524,110
                                      2,000  Pre-Paid Legal Services, Inc. (b)                                 128,620
                                     47,100  The ServiceMaster Co.                                             728,166
                                      9,600  Universal Technical Institute, Inc. (b)                           243,744
                                      1,800  Vertrue, Inc. (b)                                                  87,804
                                                                                                        --------------
                                                                                                             3,182,853
----------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007

                                     Shares
Industry                               Held  Common Stocks                                                   Value
----------------------------------------------------------------------------------------------------------------------
Diversified Financial                 4,200  International Securities Exchange, Inc.                    $      274,470
Services - 0.1%
----------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication         8,600  CT Communications, Inc.                                           262,386
Services - 0.2%                       6,500  FairPoint Communications, Inc.                                    115,375
                                      5,200  General Communication, Inc. Class A (b)                            66,612
                                      1,301  Golden Telecom, Inc. (h)                                           71,568
                                                                                                        --------------
                                                                                                               515,941
----------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.7%             3,100  Allete, Inc.                                                      145,855
                                     18,700  Central Vermont Public Service Corp.                              704,616
                                      1,100  Cleco Corp.                                                        26,950
                                     27,900  Unisource Energy Corp.                                            917,631
                                                                                                        --------------
                                                                                                             1,795,052
----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%          23,200  AO Smith Corp.                                                    925,448
                                     15,400  Acuity Brands, Inc.                                               928,312
                                     13,300  Baldor Electric Co.                                               655,424
                                     16,000  Belden, Inc.                                                      885,600
                                      9,700  C&D Technologies, Inc. (b)                                         54,320
                                      5,185  EnerSys (b)                                                        94,885
                                      2,100  First Solar, Inc. (b)                                             187,509
                                      5,000  The Lamson & Sessions Co. (b)                                     132,850
                                     14,466  Regal-Beloit Corp.                                                673,248
                                      8,200  Vicor Corp.                                                       108,486
                                     12,200  Woodward Governor Co.                                             654,774
                                                                                                        --------------
                                                                                                             5,300,856
----------------------------------------------------------------------------------------------------------------------
Electronic Equipment &               38,700  Aeroflex, Inc. (b)                                                548,379
Instruments - 5.1%                   12,700  Agilysys, Inc.                                                    285,750
                                     12,900  Anixter International, Inc. (b)                                   970,209
                                      2,750  Benchmark Electronics, Inc. (b)                                    62,205
                                     11,500  CDW Corp.                                                         977,155
                                      7,800  CTS Corp.                                                          98,748
                                     12,000  Checkpoint Systems, Inc. (b)                                      303,000
                                     24,200  Cognex Corp.                                                      544,742
                                     17,400  Coherent, Inc. (b)                                                530,874
                                     13,100  Daktronics, Inc.                                                  281,388
                                      8,100  Electro Scientific Industries, Inc. (b)                           168,480
                                     17,300  Flir Systems, Inc. (b)                                            800,125
                                     15,900  Gerber Scientific, Inc. (b)                                       184,758
                                     40,200  Insight Enterprises, Inc. (b)                                     907,314
                                      4,768  Itron, Inc. (b)                                                   371,618
                                      8,900  Keithley Instruments, Inc.                                        111,695
                                      9,200  Littelfuse, Inc. (b)                                              310,684
                                     26,000  LoJack Corp. (b)                                                  579,540
                                     18,300  MTS Systems Corp.                                                 817,461
                                     15,500  Methode Electronics, Inc.                                         242,575
                                      5,200  Park Electrochemical Corp.                                        146,536
                                     19,600  Planar Systems, Inc. (b)                                          146,804
                                     34,500  Plexus Corp. (b)                                                  793,155
                                      9,000  Radisys Corp. (b)                                                 111,600
                                      7,300  Rogers Corp. (b)                                                  270,100
                                     28,300  ScanSource, Inc. (b)                                              905,317
                                     19,000  TTM Technologies, Inc. (b)                                        247,000
                                     20,900  Technitrol, Inc.                                                  599,203
                                     50,600  Trimble Navigation Ltd. (b)                                     1,629,320
                                                                                                        --------------
                                                                                                            13,945,735
----------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.6%    8,900  Atwood Oceanics, Inc. (b)                                         610,718
                                      4,654  Bristow Group, Inc. (b)                                           230,606
                                      5,400  CARBO Ceramics, Inc.                                              236,574

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007

                                     Shares
Industry                               Held  Common Stocks                                                   Value
----------------------------------------------------------------------------------------------------------------------
                                      5,471  Dril-Quip, Inc. (b)                                        $      245,921
                                      2,657  Hanover Compressor Co. (b)                                         63,369
                                      4,300  Lufkin Industries, Inc.                                           277,565
                                      6,600  Matrix Service Co. (b)                                            164,010
                                     23,800  Oceaneering International, Inc. (b)                             1,252,832
                                     14,700  SEACOR Holdings, Inc. (b)                                       1,372,392
                                      7,550  Tetra Technologies, Inc. (b)                                      212,910
                                     29,100  Unit Corp. (b)                                                  1,830,681
                                     10,000  W-H Energy Services, Inc. (b)                                     619,100
                                                                                                        --------------
                                                                                                             7,116,678
----------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.1%       3,700  BJ's Wholesale Club, Inc. (b)                                     133,311
                                     26,200  Casey's General Stores, Inc.                                      714,212
                                      4,200  The Great Atlantic & Pacific Tea Co., Inc. (b)                    140,868
                                     14,100  Longs Drug Stores Corp.                                           740,532
                                      3,100  Nash Finch Co.                                                    153,450
                                      2,642  Pathmark Stores, Inc. (b)                                          34,240
                                     10,100  Performance Food Group Co. (b)                                    328,149
                                      9,500  Spartan Stores, Inc.                                              312,645
                                     43,200  The Topps Co., Inc.                                               454,032
                                                                                                        --------------
                                                                                                             3,011,439
----------------------------------------------------------------------------------------------------------------------
Food Products - 1.4%                  2,900  American Italian Pasta Co. Class A (b)                             27,840
                                     44,700  Corn Products International, Inc.                               2,031,615
                                     16,700  Flowers Foods, Inc.                                               557,112
                                      1,600  J&J Snack Foods Corp.                                              60,384
                                     12,700  Lance, Inc.                                                       299,212
                                     13,100  Ralcorp Holdings, Inc. (b)                                        700,195
                                      9,100  TreeHouse Foods, Inc. (b)                                         242,151
                                                                                                        --------------
                                                                                                             3,918,509
----------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.9%                 18,000  Atmos Energy Corp.                                                541,080
                                      9,800  Cascade Natural Gas Corp.                                         258,818
                                     39,900  Energen Corp.                                                   2,192,106
                                     13,300  The Laclede Group, Inc.                                           424,004
                                     13,900  Northwest Natural Gas Co.                                         642,041
                                      6,800  Piedmont Natural Gas Co.                                          167,620
                                     15,600  South Jersey Industries, Inc.                                     551,928
                                     25,605  Southern Union Co.                                                834,467
                                     31,100  Southwest Gas Corp.                                             1,051,491
                                     50,400  UGI Corp.                                                       1,374,912
                                                                                                        --------------
                                                                                                             8,038,467
----------------------------------------------------------------------------------------------------------------------
Health Care Equipment &               6,300  American Medical Systems Holdings, Inc. (b)                       113,652
Supplies - 4.6%                      20,900  Biomet, Inc.                                                      955,548
                                     27,800  CONMED Corp. (b)                                                  813,984
                                     28,879  Cooper Cos., Inc.                                               1,539,828
                                      4,411  Cutera, Inc. (b)                                                  109,922
                                      3,850  Cytyc Corp. (b)                                                   165,973
                                     15,300  Dionex Corp. (b)                                                1,086,147
                                      9,100  Greatbatch, Inc. (b)                                              294,840
                                      8,300  Haemonetics Corp. (b)                                             436,663
                                     18,000  Hologic, Inc. (b)                                                 995,580
                                     12,000  Idexx Laboratories, Inc. (b)                                    1,135,560
                                     41,425  Immucor, Inc. (b)                                               1,158,657
                                      8,100  Integra LifeSciences Holdings Corp. (b)                           400,302
                                     18,900  Invacare Corp.                                                    346,437
                                     27,400  Mentor Corp.                                                    1,114,632
                                      5,679  Meridian Bioscience, Inc.                                         123,007
                                      4,000  Merit Medical Systems, Inc. (b)                                    47,840

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007

                                     Shares
Industry                               Held  Common Stocks                                                   Value
----------------------------------------------------------------------------------------------------------------------
                                      7,500  Osteotech, Inc. (b)                                        $       54,000
                                      7,500  Possis Medical, Inc. (b)                                           81,600
                                     16,600  Respironics, Inc. (b)                                             706,994
                                      2,289  Steris Corp.                                                       70,043
                                      3,700  SurModics, Inc. (b)                                               185,000
                                     15,600  Symmetry Medical, Inc. (b)                                        249,756
                                     56,400  Theragenics Corp. (b)                                             235,188
                                                                                                        --------------
                                                                                                            12,421,153
----------------------------------------------------------------------------------------------------------------------
Health Care Providers &              37,400  AMERIGROUP Corp. (b)                                              890,120
Services - 4.7%                      10,000  AMN Healthcare Services, Inc. (b)                                 220,000
                                     11,700  Assisted Living Concepts, Inc. (b)                                124,605
                                     13,400  Centene Corp. (b)                                                 287,028
                                     17,700  Chemed Corp.                                                    1,173,333
                                      3,600  Cross Country Healthcare, Inc. (b)                                 60,048
                                     12,600  CryoLife, Inc. (b)                                                163,926
                                     13,300  Genesis HealthCare Corp. (b)                                      909,986
                                      5,700  Gentiva Health Services, Inc. (b)                                 114,342
                                     16,800  Healthways, Inc. (b)                                              795,816
                                     21,500  inVentiv Health, Inc. (b)                                         787,115
                                      5,700  Matria Healthcare, Inc. (b)                                       172,596
                                     11,600  Option Care, Inc.                                                 178,640
                                     20,400  Owens & Minor, Inc.                                               712,776
                                     51,495  PSS World Medical, Inc. (b)                                       938,239
                                     23,200  Pediatrix Medical Group, Inc. (b)                               1,279,480
                                      5,577  Res-Care, Inc. (b)                                                117,898
                                     34,500  Sierra Health Services, Inc. (b)                                1,434,510
                                     30,400  Sunrise Senior Living, Inc. (b)                                 1,215,696
                                     26,000  Symbion, Inc. (b)                                                 564,460
                                     13,600  Triad Hospitals, Inc. (b)                                         731,136
                                                                                                        --------------
                                                                                                            12,871,750
----------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%         3,500  Allscripts Healthcare Solutions, Inc. (b)                          89,180
----------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure         3,573  Ambassadors Group, Inc.                                           126,949
- 3.7%                                5,200  Applebee's International, Inc.                                    125,320
                                      3,300  Ark Restaurants Corp.                                             122,067
                                     17,300  CEC Entertainment, Inc. (b)                                       608,960
                                     20,300  CKE Restaurants, Inc.                                             407,421
                                      1,500  Chipotle Mexican Grill, Inc. Class A (b)                          127,920
                                     12,675  Friendly Ice Cream Corp (b)                                       192,153
                                      6,020  Harrah's Entertainment, Inc.                                      513,265
                                     15,400  IHOP Corp.                                                        838,222
                                     19,800  Jack in the Box, Inc. (b)                                       1,404,612
                                     13,900  Marcus Corp.                                                      330,264
                                      4,600  Monarch Casino & Resort, Inc. (b)                                 123,510
                                     34,300  O'Charleys, Inc.                                                  691,488
                                      2,300  Panera Bread Co. Class A (b)                                      105,938
                                      5,800  Papa John's International, Inc. (b)                               166,808
                                     24,900  Pinnacle Entertainment, Inc. (b)                                  700,935
                                     30,450  Rare Hospitality International, Inc. (b)                          815,147
                                     34,100  Sonic Corp. (b)                                                   754,292
                                      4,400  Station Casinos, Inc.                                             381,920
                                      4,500  The Steak n Shake Co. (b)                                          75,105
                                     23,900  Texas Roadhouse, Inc. Class A (b)                                 305,681
                                      7,500  Triarc Cos.                                                       119,025
                                     25,800  Triarc Cos.                                                       405,060
                                      6,000  Trump Entertainment Resorts, Inc. (b)                              75,300


Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007

                                     Shares
Industry                               Held  Common Stocks                                                   Value
----------------------------------------------------------------------------------------------------------------------
                                     19,350  WMS Industries, Inc. (b)                                   $      558,441
                                                                                                        --------------
                                                                                                            10,075,803
----------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%             9,600  Bassett Furniture Industries, Inc.                                131,040
                                     23,800  Champion Enterprises, Inc. (b)                                    233,954
                                      9,000  Ethan Allen Interiors, Inc.                                       308,250
                                      8,800  Lenox Group, Inc. (b)                                              61,864
                                      8,104  Russ Berrie & Co., Inc. (b)                                       150,978
                                        400  Skyline Corp.                                                      12,004
                                     19,600  Standard-Pacific Corp.                                            343,588
                                     33,009  Syntax-Brillian Corp. (b)                                         162,404
                                      6,300  WCI Communities, Inc. (b)                                         105,084
                                                                                                        --------------
                                                                                                             1,509,166
----------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%            15,100  Central Garden and Pet Co. (b)                                    185,126
                                      9,769  Central Garden and Pet Co. Class A (b)                            114,590
                                     25,000  Spectrum Brands, Inc. (b)                                         169,250
                                                                                                        --------------
                                                                                                               468,966
----------------------------------------------------------------------------------------------------------------------
IT Services - 2.2%                    3,600  Affiliated Computer Services, Inc. Class A (b)                    204,192
                                      2,100  Alliance Data Systems Corp. (b)                                   162,288
                                     12,300  Authorize.Net Holdings, Inc. (b)                                  220,047
                                     26,100  The BISYS Group, Inc.                                             308,763
                                     10,200  CACI International, Inc. Class A (b)                              498,270
                                      7,400  Ceridian Corp. (b)                                                259,000
                                     71,000  Ciber, Inc. (b)                                                   580,780
                                      7,811  Covansys Corp. (b)                                                265,027
                                     18,500  eFunds Corp. (b)                                                  652,865
                                     25,700  First Data Corp.                                                  839,619
                                     15,700  Gevity HR, Inc.                                                   303,481
                                      5,000  Integral Systems, Inc.                                            121,550
                                     12,800  MAXIMUS, Inc.                                                     555,264
                                     18,447  Mantech International Corp. Class A (b)                           568,721
                                      5,800  SI International, Inc. (b)                                        191,516
                                      7,500  SYKES Enterprises, Inc. (b)                                       142,425
                                     12,500  Startek, Inc.                                                     134,875
                                      7,500  TNS, Inc.                                                         108,075
                                                                                                        --------------
                                                                                                             6,116,758
----------------------------------------------------------------------------------------------------------------------
Independent Power Producers &         1,100  TXU Corp.                                                          74,030
Energy Traders - 0.0%
----------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%      30,000  Tredegar Corp.                                                    639,000
----------------------------------------------------------------------------------------------------------------------
Insurance - 3.5%                     10,300  Bristol West Holdings, Inc.                                       230,411
                                     29,950  Delphi Financial Group, Inc. Class A                            1,252,509
                                        400  Greenlight Capital Re Ltd. (b)                                      9,012
                                     26,100  Hilb Rogal & Hobbs Co.                                          1,118,646
                                      9,000  LandAmerica Financial Group, Inc.                                 868,410
                                      3,328  National Interstate Corp.                                          86,794
                                      2,600  Ohio Casualty Corp.                                               112,606
                                     29,700  Philadelphia Consolidated Holding Co. (b)                       1,241,460
                                     15,500  Presidential Life Corp.                                           304,730
                                     13,700  ProAssurance Corp. (b)                                            762,679
                                      4,200  SCPIE Holdings, Inc. (b)                                          105,000
                                      6,410  Safety Insurance Group, Inc.                                      265,374
                                     36,400  Selective Insurance Group, Inc.                                   978,432
                                     10,800  Stewart Information Services Corp.                                430,164
                                      9,100  Tower Group, Inc.                                                 290,290
                                      8,600  United Fire & Casualty Co.                                        304,268
                                     26,450  Zenith National Insurance Corp.                                 1,245,531
                                                                                                        --------------
                                                                                                             9,606,316
----------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007

                                     Shares
Industry                               Held  Common Stocks                                                   Value
----------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail
- 0.3%                               10,000  1-800 Contacts, Inc. (b)                                   $      234,600
                                      6,000  Blue Nile, Inc. (b)                                               362,400
                                     15,000  dELiA*s, Inc. (b)                                                 114,450
                                      5,368  GSI Commerce, Inc. (b)                                            121,907
                                      2,200  PetMed Express, Inc. (b)                                           28,248
                                      1,900  Stamps.com, Inc. (b)                                               26,182
                                                                                                        --------------
                                                                                                               887,787
----------------------------------------------------------------------------------------------------------------------
Internet Software & Services          1,700  aQuantive, Inc. (b)                                               108,460
- 1.0%                               16,900  InfoSpace, Inc.                                                   392,249
                                     15,600  j2 Global Communications, Inc. (b)                                544,440
                                     12,400  MIVA, Inc. (b)                                                     80,600
                                     55,000  United Online, Inc.                                               906,950
                                     35,300  Websense, Inc. (b)                                                750,125
                                                                                                        --------------
                                                                                                             2,782,824
----------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products         26,100  Jakks Pacific, Inc. (b)                                           734,454
- 0.8%                               13,900  K2, Inc. (b)                                                      211,141
                                      6,800  Nautilus, Inc.                                                     81,872
                                      2,300  Polaris Industries, Inc.                                          124,568
                                      7,000  Pool Corp.                                                        273,210
                                     19,100  RC2 Corp. (b)                                                     764,191
                                      7,900  Sturm Ruger & Co., Inc. (b)                                       122,608
                                                                                                        --------------
                                                                                                             2,312,044
----------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services        4,500  Cambrex Corp.                                                      59,715
- 0.3%                                   26  Enzo Biochem, Inc. (b)                                                389
                                      7,781  eResearch Technology, Inc. (b)                                     73,997
                                     17,500  PharmaNet Development Group, Inc. (b)                             557,900
                                                                                                        --------------
                                                                                                               692,001
----------------------------------------------------------------------------------------------------------------------
Machinery - 3.9%                     15,300  Astec Industries, Inc. (b)                                        645,966
                                      8,872  Barnes Group, Inc.                                                281,065
                                     21,200  Briggs & Stratton Corp.                                           669,072
                                      2,300  Cascade Corp.                                                     180,412
                                     17,600  Clarcor, Inc.                                                     658,768
                                      1,300  EnPro Industries, Inc. (b)                                         55,627
                                     16,200  Flow International Corp. (b)                                      204,120
                                     19,400  Gardner Denver, Inc. (b)                                          825,470
                                     30,750  IDEX Corp.                                                      1,185,105
                                     14,500  Kaydon Corp.                                                      755,740
                                      1,100  Lindsay Manufacturing Co.                                          48,719
                                      7,000  Lydall, Inc. (b)                                                  102,270
                                     26,600  Manitowoc Co.                                                   2,138,108
                                     30,800  Mueller Industries, Inc.                                        1,060,752
                                      4,500  Robbins & Myers, Inc.                                             239,085
                                     15,100  Toro Co.                                                          889,239
                                      4,800  Valmont Industries, Inc.                                          349,248
                                      8,500  Watts Water Technologies, Inc. Class A                            318,495
                                                                                                        --------------
                                                                                                            10,607,261
----------------------------------------------------------------------------------------------------------------------
Marine - 0.4%                        26,200  Kirby Corp. (b)                                                 1,005,818
----------------------------------------------------------------------------------------------------------------------
Media - 1.3%                          5,600  4Kids Entertainment, Inc. (b)                                      84,000
                                     19,500  Arbitron, Inc.                                                  1,004,835
                                     21,400  Catalina Marketing Corp.                                          674,100
                                        100  Clear Channel Communications, Inc.                                  3,782
                                      8,556  Cox Radio, Inc. Class A (b)                                       121,837
                                     32,700  Live Nation, Inc. (b)                                             731,826
                                     15,000  ProQuest Co. (b)                                                  143,100
                                     95,800  Radio One, Inc. Class D (b)                                       676,348
                                                                                                        --------------
                                                                                                             3,439,828
----------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007

                                     Shares
Industry                               Held  Common Stocks                                                   Value
----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.5%                6,549  AM Castle & Co.                                            $      235,175
                                      2,450  AMCOL International Corp.                                          66,909
                                      6,600  Brush Engineered Materials, Inc. (b)                              277,134
                                      9,700  Century Aluminum Co. (b)                                          529,911
                                     17,500  Chaparral Steel Co.                                             1,257,725
                                     16,900  Cleveland-Cliffs, Inc.                                          1,312,623
                                      6,000  IPSCO, Inc.                                                       953,280
                                     27,075  Quanex Corp.                                                    1,318,553
                                      9,400  RTI International Metals, Inc. (b)                                708,478
                                      1,900  Ryerson, Inc.                                                      71,535
                                                                                                        --------------
                                                                                                             6,731,323
----------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%               27,600  Avista Corp.                                                      594,780
----------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%              27,600  Dollar General Corp.                                              604,992
                                     16,700  Fred's, Inc.                                                      223,446
                                                                                                        --------------
                                                                                                               828,438
----------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels          41,400  Cabot Oil & Gas Corp. Class A                                   1,526,832
- 2.7%                               35,247  Helix Energy Solutions Group, Inc. (b)                          1,406,708
                                      2,700  Mariner Energy, Inc. (b)                                           65,475
                                     48,500  Massey Energy Co.                                               1,292,525
                                     19,000  Penn Virginia Corp.                                               763,800
                                     14,300  Petroleum Development Corp. (b)                                   678,964
                                      9,700  St. Mary Land & Exploration Co.                                   355,214
                                     24,800  Swift Energy Co. (b)                                            1,060,448
                                      7,479  World Fuel Services Corp.                                         314,567
                                                                                                        --------------
                                                                                                             7,464,533
----------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%       15,600  Buckeye Technologies, Inc. (b)                                    241,332
                                      3,600  Deltic Timber Corp.                                               197,352
                                      2,600  Neenah Paper, Inc.                                                107,276
                                     19,700  P.H. Glatfelter Co.                                               267,723
                                        100  Pope & Talbot, Inc. (b)                                               397
                                      6,500  Schweitzer-Mauduit International, Inc.                            201,500
                                      9,800  Wausau Paper Corp.                                                131,320
                                                                                                        --------------
                                                                                                             1,146,900
----------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%             16,000  Playtex Products, Inc. (b)                                        236,960
                                      3,800  USANA Health Sciences, Inc. (b)                                   170,012
                                                                                                        --------------
                                                                                                               406,972
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%               30,300  Alpharma, Inc. Class A                                            788,103
                                      2,600  Bradley Pharmaceuticals, Inc. (b)                                  56,446
                                     11,500  MGI Pharma, Inc. (b)                                              257,255
                                     23,200  Noven Pharmaceuticals, Inc. (b)                                   544,040
                                     12,100  Sciele Pharma, Inc. (b)                                           285,076
                                     28,700  ViroPharma, Inc. (b)                                              396,060
                                                                                                        --------------
                                                                                                             2,326,980
----------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        18,400  Acadia Realty Trust                                               477,480
(REITs)                               2,500  Archstone-Smith Trust                                             147,775
                                     22,700  Colonial Properties Trust                                         827,415
                                     27,900  Crescent Real Estate EQT Co.                                      626,076
                                      8,400  Deerfield Triarc Capital Corp.                                    122,892
                                     19,500  Entertainment Properties Trust                                  1,048,710
                                      8,300  Equity Inns, Inc.                                                 185,920
                                      6,100  Essex Property Trust, Inc.                                        709,430
                                     30,900  Highland Hospitality Corp.                                        593,280
                                      4,530  Inland Real Estate Corp.                                           76,919
                                     38,600  Innkeepers USA Trust                                              684,378
                                      5,600  Kilroy Realty Corp.                                               396,704
                                      4,163  Kite Realty Group Trust                                            79,180

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007

                                     Shares
Industry                               Held  Common Stocks                                                   Value
----------------------------------------------------------------------------------------------------------------------
                                     21,300  LTC Properties, Inc.                                       $      484,575
                                      1,300  Mid-America Apartment Communities, Inc.                            68,224
                                        600  National Retail Properties, Inc.                                   13,116
                                      4,955  Omega Healthcare Investors, Inc.                                   78,438
                                     13,200  PS Business Parks, Inc.                                           836,484
                                     12,000  Parkway Properties, Inc.                                          576,360
                                     33,437  Senior Housing Properties Trust                                   680,443
                                     77,700  Spirit Finance Corp.                                            1,131,312
                                     16,284  Tanger Factory Outlet Centers, Inc.                               609,836
                                                                                                        --------------
                                                                                                            10,454,947
----------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.5%                   54,433  Heartland Express, Inc.                                           887,258
                                     29,200  Kansas City Southern (b)                                        1,096,168
                                     16,400  Knight Transportation, Inc.                                       317,832
                                      3,200  Laidlaw International, Inc.                                       110,560
                                     34,600  Landstar System, Inc.                                           1,669,450
                                                                                                        --------------
                                                                                                             4,081,268
----------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor       23,292  AMIS Holdings, Inc. (b)                                           291,616
Equipment - 3.3%                     31,300  ATMI, Inc. (b)                                                    939,000
                                     17,200  Actel Corp. (b)                                                   239,252
                                     14,900  Advanced Energy Industries, Inc. (b)                              337,634
                                     42,000  Axcelis Technologies, Inc. (b)                                    272,580
                                     31,114  Brooks Automation, Inc. (b)                                       564,719
                                      3,000  Cohu, Inc.                                                         66,750
                                      1,400  Cymer, Inc. (b)                                                    56,280
                                      8,300  Diodes, Inc. (b)                                                  346,691
                                     53,800  Exar Corp. (b)                                                    720,920
                                      6,294  FEI Co. (b)                                                       204,303
                                     18,900  Intevac, Inc. (b)                                                 401,814
                                     59,300  Kopin Corp. (b)                                                   231,270
                                     23,700  Kulicke & Soffa Industries, Inc. (b)                              248,139
                                     13,523  MKS Instruments, Inc. (b)                                         374,587
                                     25,800  Microsemi Corp. (b)                                               617,910
                                      1,200  Pericom Semiconductor Corp. (b)                                    13,392
                                     21,500  Rudolph Technologies, Inc. (b)                                    357,115
                                     67,200  Skyworks Solutions, Inc. (b)                                      493,920
                                     19,400  Standard Microsystems Corp. (b)                                   666,196
                                     32,150  Varian Semiconductor Equipment Associates, Inc. (b)             1,287,929
                                      9,200  Verigy Ltd. (b)                                                   263,212
                                                                                                        --------------
                                                                                                             8,995,229
----------------------------------------------------------------------------------------------------------------------
Software - 2.6%                      35,900  Agile Software Corp. (b)                                          289,354
                                      7,600  Ansoft Corp. (b)                                                  224,124
                                      5,481  Ansys, Inc. (b)                                                   145,246
                                      7,855  Aspen Technology, Inc. (b)                                        109,970
                                     11,700  Captaris, Inc. (b)                                                 59,904
                                      8,850  EPIQ Systems, Inc. (b)                                            143,016
                                     16,000  Epicor Software Corp. (b)                                         237,920
                                     13,900  Factset Research Systems, Inc.                                    950,065
                                      1,800  Informatica Corp. (b)                                              26,586
                                     12,100  JDA Software Group, Inc. (b)                                      237,523
                                     25,400  Manhattan Associates, Inc. (b)                                    708,914
                                     14,100  Micros Systems, Inc. (b)                                          767,040
                                     19,300  Napster, Inc. (b)                                                  65,620
                                      4,663  Net 1 UEPS Technologies, Inc. (b)                                 112,611
                                     11,100  Phoenix Technologies Ltd. (b)                                      93,573
                                     12,300  Progress Software Corp. (b)                                       391,017
                                      3,600  Radiant Systems, Inc. (b)                                          47,664

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007

                                     Shares
Industry                               Held  Common Stocks                                                   Value
----------------------------------------------------------------------------------------------------------------------
                                     11,000  SPSS, Inc. (b)                                             $      485,540
                                     26,800  Secure Computing Corp. (b)                                        203,412
                                     40,400  THQ, Inc. (b)                                                   1,233,008
                                      8,850  Take-Two Interactive Software, Inc. (b)                           176,735
                                     15,100  Ulticom, Inc. (b)                                                 132,880
                                      3,800  Verint Systems, Inc. (b)                                          118,940
                                                                                                        --------------
                                                                                                             6,960,662
----------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.8%              13,180  Aaron Rents, Inc.                                                 384,856
                                     10,000  Big 5 Sporting Goods Corp.                                        255,000
                                     29,400  Brown Shoe Co., Inc. (f)                                          715,008
                                     13,250  The Cato Corp. Class A                                            290,705
                                      8,601  Charlotte Russe Holding, Inc. (b)                                 231,109
                                      1,200  The Children's Place Retail Stores, Inc. (b)                       61,968
                                     20,250  Christopher & Banks Corp.                                         347,287
                                     24,900  Dress Barn, Inc. (b)                                              510,948
                                      8,600  The Finish Line, Inc. Class A                                      78,346
                                     12,600  Genesco, Inc. (b)                                                 659,106
                                     12,600  Group 1 Automotive, Inc.                                          508,284
                                      3,400  Guitar Center, Inc. (b)                                           203,354
                                     19,600  Gymboree Corp. (b)                                                772,436
                                     11,100  HOT Topic, Inc. (b)                                               120,657
                                     11,500  Haverty Furniture Cos., Inc.                                      134,205
                                     13,000  Hibbett Sports, Inc. (b)                                          355,940
                                      5,025  Jos. A. Bank Clothiers, Inc. (b)                                  208,387
                                      6,400  Lithia Motors, Inc. Class A                                       162,176
                                     17,750  Men's Wearhouse, Inc.                                             906,493
                                     29,150  The Pep Boys - Manny, Moe & Jack                                  587,664
                                     30,700  Sonic Automotive, Inc.                                            889,379
                                     13,725  Stage Stores, Inc.                                                287,676
                                     36,400  Stein Mart, Inc.                                                  446,264
                                     12,800  Tractor Supply Co. (b)                                            666,240
                                     10,200  Tween Brands, Inc. (b)                                            454,920
                                                                                                        --------------
                                                                                                            10,238,408
----------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury            6,300  Ashworth, Inc. (b)                                                 44,100
Goods - 2.8%                         25,200  CROCS, Inc. (b)                                                 1,084,356
                                      3,200  Deckers Outdoor Corp. (b)                                         322,880
                                        300  Fossil, Inc. (b)                                                    8,847
                                      5,000  Hanesbrands, Inc. (b)                                             135,150
                                     23,600  Iconix Brand Group, Inc. (b)                                      524,392
                                     26,400  K-Swiss, Inc. Class A                                             747,912
                                     15,400  Kellwood Co. (f)                                                  433,048
                                     10,600  Movado Group, Inc.                                                357,644
                                     16,300  Oxford Industries, Inc.                                           722,742
                                     42,000  Quiksilver, Inc. (b)                                              593,460
                                     19,494  Skechers U.S.A., Inc. Class A (b)                                 569,225
                                     38,600  Stride Rite Corp.                                                 782,036
                                      3,861  Unifirst Corp.                                                    170,077
                                      6,700  Volcom, Inc. (b)                                                  335,871
                                     24,250  Wolverine World Wide, Inc.                                        671,968
                                                                                                        --------------
                                                                                                             7,503,708
----------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance              100  BankAtlantic Bancorp, Inc. Class A                                    861
- 1.1%                                1,250  Charter Financial Corp.                                            63,187
                                     10,100  Downey Financial Corp.                                            666,398
                                      4,800  FirstFed Financial Corp. (b)                                      272,304
                                     58,600  Flagstar Bancorp, Inc.                                            706,130
                                     36,600  Franklin Bank Corp. (b)                                           545,340

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007

                                     Shares
Industry                               Held  Common Stocks                                                   Value
----------------------------------------------------------------------------------------------------------------------
                                     38,600  Fremont General Corp.                                      $      415,336
                                      5,100  Triad Guaranty, Inc. (b)                                          203,643
                                        100  TrustCo Bank Corp. NY                                                 988
                                                                                                        --------------
                                                                                                             2,874,187
----------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                       70,700  Alliance One International, Inc. (b)                              710,535
                                      1,636  Vector Group Ltd.                                                  36,859
                                                                                                        --------------
                                                                                                               747,394
----------------------------------------------------------------------------------------------------------------------
Trading Companies &                  15,325  Applied Industrial Technologies, Inc.                             452,087
Distributors - 0.3%                  15,600  Kaman Corp. Class A                                               486,564
                                                                                                        --------------
                                                                                                               938,651
----------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure           400  Interpool, Inc.                                                    10,760
- 0.0%
----------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication            3,400  Alltel Corp.                                                      229,670
Services - 0.2%                      12,600  Price Communications Corp.                                        280,098
                                                                                                        --------------
                                                                                                               509,768
----------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks  (Cost - $207,289,459) - 93.2%            254,276,767
----------------------------------------------------------------------------------------------------------------------
                                             Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------
                                     67,737  iShares S&P SmallCap 600 Index Fund                             4,815,423
----------------------------------------------------------------------------------------------------------------------
                                             Total Exchange-Traded Funds
                                             (Cost - $4,548,495) - 1.8%                                      4,815,423
----------------------------------------------------------------------------------------------------------------------
                                       Face
                                     Amount  Fixed Income Securities
----------------------------------------------------------------------------------------------------------------------
Electronic Equipment &         $    250,000  Flir Systems, Inc., 3% due 6/01/2023 (a)                          530,000
Instruments - 0.2%
----------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                    300,000  LandAmerica Financial Group, Inc., 3.25%
                                             due 5/15/2034 (a)(c)                                              555,375
                                    650,000  Selective Insurance Group, Inc., 1.616%
                                             due 9/24/2032 (a)(g)                                              455,000
                                                                                                        --------------
                                                                                                             1,010,375
----------------------------------------------------------------------------------------------------------------------
                                             Total Fixed Income Securities
                                             (Cost - $1,044,360) - 0.6%                                      1,540,375
----------------------------------------------------------------------------------------------------------------------
                                 Beneficial
                                   Interest
                                             Short-Term Securities
----------------------------------------------------------------------------------------------------------------------
                               $ 12,930,867  BlackRock Liquidity Series, LLC
                                             Cash Sweep Series, 5.33% (d)(e)                                12,930,867
----------------------------------------------------------------------------------------------------------------------
                                             Total Short-Term Securities
                                             (Cost - $12,930,867) - 4.7%                                    12,930,867
----------------------------------------------------------------------------------------------------------------------
                                             Total Investments (Cost - $225,813,181*)  - 100.3%            273,563,432

                                             Liabilities in Excess of Other Assets - (0.3%)                   (926,455)
                                                                                                        --------------
                                             Net Assets - 100.0%                                        $  272,636,977
                                                                                                        ==============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                          $       226,998,773
                                              ===================
      Gross unrealized appreciation           $        52,000,444
      Gross unrealized depreciation                    (5,435,785)
                                              -------------------
      Net unrealized appreciation             $        46,564,659
                                              ===================

(a)   Convertible security.
(b)   Non-income producing security.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------
                                                                            Net                 Interest
      Affiliate                                                           Activity               Income
      --------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series               $      8,375,563         $ 230,375
      --------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2007

(e)   Represents the current yield as of June 30, 2007.
(f) All or a portion of security held as collateral in connection with open financial futures contracts.
(g) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchases by the Series.
(h)   Depositary receipts.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o     Financial futures contracts purchased as of June 30, 2007 were as follows:

      -------------------------------------------------------------------------------------------
      Number of                                Expiration              Face           Unrealized
      Contracts          Issue                    Date                Value          Depreciation
      -------------------------------------------------------------------------------------------
      72           Russell 2000 Index         September 2007     $ 30,399,881           $ (84,281)
      -------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

              As of June 30, 2007 (Unaudited)                                                    Master Enhanced Small Cap Series
=================================================================================================================================
Assets:       Investments in unaffiliated securities, at value (identified cost-$212,882,314) ......                 $260,632,565
              Investments in affiliated securities, at value (identified cost-$12,930,867) .........                   12,930,867
              Cash .................................................................................                      240,223
              Receivables:
                       Securities sold .............................................................  $  926,482
                       Dividends ...................................................................     270,158
                       Contributions ...............................................................      46,196
                       Interest ....................................................................       4,609        1,247,445
                                                                                                      ----------
              Prepaid expenses and other assets ....................................................                        2,361
                                                                                                                     ------------
              Total assets .........................................................................                  275,053,461
                                                                                                                     ------------
=================================================================================================================================
Liabilities:  Payables:
                     Securities purchased ..........................................................   2,149,956
                     Withdrawals ...................................................................     134,275
                     Variation margin ..............................................................     115,200
                     Other affiliates ..............................................................       2,364
                     Investment adviser ............................................................       2,187        2,403,982
                                                                                                      ----------
              Accrued expenses .....................................................................                       12,502
                                                                                                                     ------------
              Total liabilities ....................................................................                    2,416,484
                                                                                                                     ------------
=================================================================================================================================
Net Assets:   Net assets ...........................................................................                 $272,636,977
                                                                                                                     ============
=================================================================================================================================
Net Assets    Investors' capital ...................................................................                 $224,971,007
Consist of:   Unrealized appreciation-net ..........................................................                   47,665,970
                                                                                                                     ------------
              Net assets ...........................................................................                 $272,636,977
                                                                                                                     ============

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                 For the Six Months Ended June 30, 2007 (Unaudited)           Master Enhanced Small Cap Series
=================================================================================================================================
Investment       Dividends (net of $1,307 foreign withholding tax) .......                        $  1,793,746
Income:          Interest (including $230,375 from affiliates) ...........                             246,651
                                                                                                  ------------
                 Total income ............................................                           2,040,397
                                                                                                  ------------
=================================================================================================================================
Expenses:        Accounting services .....................................      $    28,001
                 Professional fees. ......................................           18,706
                 Investment advisory fees ................................           13,217
                 Custodian fees.. ........................................           10,203
                 Printing and shareholder reports ........................            2,531
                 Trustees' fees and expenses .............................            1,374
                 Pricing fees ............................................              334
                 Other ...................................................            3,170
                                                                                -----------
                 Total expenses ..........................................                              77,536
                                                                                                  ------------
                 Investment income-net ...................................                           1,962,861
                                                                                                  ------------
=================================================================================================================================
Realized &       Realized gain on:
Unrealized               Investments-net .................................       15,876,101
Gain-Net:                Financial futures contracts-net .................          783,695         16,659,796
                                                                                -----------
                 Change in unrealized appreciation on:
                          Investments-net ................................        2,864,248
                          Financial futures contracts-net ................           24,694          2,888,942
                                                                                -----------       ------------
                 Total realized and unrealized gain-net ..................                          19,548,738
                                                                                                  ------------
                 Net Increase in Net Assets Resulting from Operations ....                        $ 21,511,599
                                                                                                  ============


      See Notes to Financial Statements.

                                                Master Enhanced Small Cap Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             For the                   For the
                                                                                            Six Months                Year Ended
                                                                                        Ended June 30, 2007          December 31,
               Increase (Decrease) in Net Assets:                                           (Unaudited)                   2006
=================================================================================================================================
Operations:    Investment income-net ..............................................        $   1,962,861            $   2,426,094
               Realized gain-net ..................................................           16,659,796               31,869,566
               Change in unrealized appreciation-net ..............................            2,888,942                   79,003
                                                                                           -------------            -------------
               Net increase in net assets resulting from operations ...............           21,511,599               34,374,663
                                                                                           -------------            -------------
=================================================================================================================================
Net Capital    Proceeds from contributions ........................................           25,654,242               44,107,231
Transactions:  Fair value of withdrawals ..........................................          (28,491,520)             (56,700,552)
                                                                                           -------------            -------------
               Net decrease in net assets derived from capital transactions .......           (2,837,278)             (12,593,321)
                                                                                           -------------            -------------
=================================================================================================================================
Net Assets:    Total increase in net assets.. .....................................           18,674,321               21,781,342
               Beginning of period ................................................          253,962,656              232,181,314
                                                                                           -------------            -------------
               End of period ......................................................        $ 272,636,977            $ 253,962,656
                                                                                           =============            =============


      See Notes to Financial Statements.

                                                Master Enhanced Small Cap Series
FINANCIAL HIGHLIGHTS

                    The following ratios have       For the Six                                                    For the Period
                    been derived from              Months Ended           For the Year Ended December 31,            December 10,
                    information provided in       June 30, 2007   -----------------------------------------------     2002+ to
                    the financial statements       (unaudited)       2006        2005           2004      2003    December 31, 2002
===================================================================================================================================
Total Investment
Return:             Total investment return .....       8.52%++       15.23%       7.45%        22.50%      40.06%   (1.90%)++
                                                   =========      =========   =========     =========   =========   =========
===================================================================================================================================
Ratios to           Expenses ....................         06%*          .06%        .07%          .07%        .11%     .06% *
Average Net                                        =========      =========   =========     =========   =========   =========
Assets:             Investment income-net .......       1.49%*          .99%       1.10%         1.07%        .80%    1.33% *
                                                   =========      =========   =========     =========   =========   =========
===================================================================================================================================
Supplemental        Net assets, end of period
Data:               (in thousands) ..............  $ 272,637      $ 253,963   $ 232,181     $ 221,765   $ 167,017   $ 118,808
                                                   =========      =========   =========     =========   =========   =========
                    Portfolio turnover ..........         75%           160%        121%          112%         89%         10%
                                                   =========      =========   =========     =========   =========   =========

      * Annualized.
      + Commencement of operations.
      ++ Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced Small Cap Series

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Master Enhanced Small Cap Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Master LLC's Limited Liability Company Agreement (the "LLC Agreement") permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Series, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors of the Master LLC. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the

NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Master LLC's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. using a pricing service and/or procedures approved by the Master LLC's Board of Directors.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Recent accounting pronouncements - Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' tax returns remains open for the years ended December 31, 2003 through December 31, 2006.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Series' financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Series' financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a fee at an annual rate of .01% of the average daily value of the Series' net assets. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee at annual rate that is a percentage of the management fee paid by the Series to the Manager.

In addition, MLPF&S received $1,711 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2007.

For the six months ended June 30, 2007, the Series reimbursed the Manager $2,050 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2007 were $191,839,971 and $198,562,153, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Series may borrow under the credit agreement to Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2007.

Officers and Directors

Robert C. Doll, Jr. - President and Director
Donald W. Burton - Director
John Francis O'Brien - Director
David H. Walsh - Director
Fred G. Weiss - Director
Donald C. Burke - Vice President and Treasurer
Karen Clark - Fund Chief Compliance Officer
Alice A. Pellegrino - Secretary

      Custodian
      JPMorgan Chase Bank
      3 Chase MetroTech Center
      Brooklyn, NY 11245

Availability of Quarterly Schedule of Investments

      The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended December 31st is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series LLC


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: August 20, 2007


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: August 20, 2007